Other assets	12 Months Ended
Dec. 31, 2021
Disclosure Of Other Assets [Abstract]
Other assets
11.	Other assets

	As at	As at
	December 31, 2021	December 31, 2020
Security deposits	3,780	3,143
Investments in equity securities	31,391	9,727
Other	2,671	6,293
Indemnification asset	-	4,736
	37,842	23,899
Investments in equity securities include $16.4
 million (2020 – nil) of Level 1 investments that were marked to market with the publicly traded information and $15.0 million (2020 - $7.7 million) of Level 3 investments that were marked to fair value based increase in company performance as at December 31, 2021. The Group elected to designate these investments as at fair value through OCI.